Label	Element	Value
Polen International Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Polen International Small Company Growth Fund (“the Fund”) seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover is only shown once the Fund has completed its first fiscal period of operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of non-U.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days' notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are within the range of the market capitalizations of companies in the MSCI ACWI ex USA Small Cap Index on a rolling one-year basis (the “SmallCap Range”). This policy does not require the Fund to sell the security of a small company if such company's market capitalization moves outside the range of the market capitalizations of companies in the SmallCap Range; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund's small company portfolio. As of September 30, 2018, the total market capitalization range of companies included in the MSCI ACWI ex USA Small Cap over the past year was $0.83 million to $14.57 billion. Non-U.S. issuers are issuers that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and/or (iii) above; or (v) are exchange-traded funds that invest at least 80% of their assets in securities of “non-U.S. Issuers” that are small companies. While the Fund will at all times invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies.

Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and/or (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries. While the Fund does not have a policy limiting its investment in emerging market companies, it is not currently anticipated that the Fund's investment in emerging market companies will, under normal circumstances, exceed 40% of the Fund's assets.

“Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses an intensive fundamental research process in order to identify companies that the Adviser believes have certain attractive characteristics, which are typically reflective of an underlying competitive advantage. Those characteristics associated with the Fund's growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality small capitalization growth companies that, in the Adviser's opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	under normal circumstances, the Fund invests at least 80% of its net assets in securities of non-U.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•  Common Stock Investment Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund's net asset value, which will fluctuate as the values of the Fund's portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock's prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.

•   Currency Risk: Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•   Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund's other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•   Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•   Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

•   Foreign Securities Risk: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The Fund's investment in foreign securities may be subject to foreign withholding and other taxes, and to the extent that is the case, the Fund's return on such investments will be decreased.

•   Geographic Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

•   Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

•   Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•   No History of Operations: The Fund is a recently formed mutual fund and has no history of operations.

•   Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•   Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•   Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's performance information is only shown in the Fund summary when the Fund has had a full calendar year of operations. Updated performance information will be available on the Fund's website at www.polencapital.com or by calling the Fund toll-free at (888) 678-6024.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s performance information is only shown in the Fund summary when the Fund has had a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 678-6024
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.polencapital.com
Polen International Small Company Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
1 year	rr_ExpenseExampleYear01	$ 153
3 years	rr_ExpenseExampleYear03	$ 506
Polen International Small Company Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
1 year	rr_ExpenseExampleYear01	$ 127
3 years	rr_ExpenseExampleYear03	$ 428

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Polen Capital Management, LLC ("Polen Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2020 unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.